CONTINGENCIES AND COMMITMENTS (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Jun. 03, 2020 USD ($)	Nov. 20, 2019 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($) Carrier	Feb. 28, 2015 Case Individual Claimant	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	May 01, 2018 USD ($)	Jan. 19, 2018 USD ($)	Nov. 27, 2017 USD ($)
Contingencies [Abstract]
Number of cases consolidated | Case					2
Number of individuals who have opted into FLSA class action claims | Individual					3,500
Number of potential class action claimants with pending wage and hour | Claimant					21,000
Amount funded towards settlement						$ 3,400
Percentage covered of possible claims under the FLSA, plaintiffs' attorney fees, administration costs and service awards						100.00%
Amount allocated to settlement of claims pursuant to settlement agreement						$ 2,200
Claims amount properly and timely returned						1,200
Payment made to qualified settlement fund in full		$ 1,200
Legal fees and expenses						$ 6,652	$ 9,241	$ 7,274
Commitments [Abstract]
Number of telecommunication service commitment of carriers | Carrier				2
Term of telecommunication service commitment			3 years	3 years
Annual commitment			$ 1,100	$ 600
Anniversary period of early termination				1 year
Written notice period to terminate agreement				60 days
Letter of credit renewal period						1 year
Kandela LLC's [Member]
Contingencies [Abstract]
Legal fees and expenses	$ 30
PNC Bank [Member] | Ibex Global Solutions, Inc. [Member]
Commitments [Abstract]
Irrevocable standby letter of credit issued									$ 500		$ 400
PNC Bank [Member] | TRG Customer Solutions, Inc. [Member]
Commitments [Abstract]
Irrevocable standby letter of credit issued										$ 300